RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of Key Management Compensation	The compensation paid or payable to key management for employee services is shown below and includes payments relating to former directors and executives:

Years ended December 31	2020	2019
Salaries and other short-term employee benefits	$4,516	$3,401
Post-employment benefits	113	134
Termination benefits	4,542	—
Share-based compensation (1)	9,548	12,370
Total compensation	$18,719	$15,905

(1)Share-based compensation includes fair value remeasurements on outstanding DSUs, RSUs and PSUs included in the consolidated statements of income.